Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Schedule of Estimated Amounts Amortized from Accumulated Other Comprehensive Income or Regulatory Assets into Net Periodic Benefit Cost (Detail) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	$ 23,000
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement plan net actuarial loss	800
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
PBOP prior service cost	$ 400